Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
Intangible Assets
The Company’s intangible assets consist of core deposit intangibles, goodwill, and mortgage servicing rights. A summary of mortgage servicing rights activity for
2018
and
2017
is as follows:

(Dollars in thousands)	2018	2017
Mortgage servicing rights:
Balance, beginning of year	$1,724	1,604
Originations	682	675
Amortization	(551)	(555)
Balance, end of year	1,855	1,724
Valuation reserve	0	0
Mortgage servicing rights, net	$1,855	1,724
Fair value of mortgage servicing rights	$3,901	3,196

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at
December 31, 2018:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$301,378	4.17%	307	2,314
15 year fixed rate	93,698	3.17	130	964
Adjustable rate	53	4.38	269	2

The gross carrying amount of intangible assets and the associated accumulated amortization at
December 31, 2018
and
2017
are presented in the following table. Amortization expense for intangible assets was
$0.7
million for each of the years ended
December 31, 2018,
2017
and
2016.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 201 8
Mortgage servicing rights	$4,526	(2,671)	1,855
Core deposit intangibles	574	(319)	255
Goodwill	802	0	802
Total	$5,902	(2,990)	2,912

December 31, 2017
Mortgage servicing rights	$4,244	(2,520)	1,724
Core deposit intangibles	574	(219)	355
Goodwill	802	0	802
Total	$5,620	(2,739)	2,881

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2019	$467	99	566
2020	389	99	488
2021	344	47	391
2022	284	10	294
2023	206	0	206
Thereafter	165	0	165
	$1,855	255	2,110

No
amortization expense relating to goodwill is recorded as generally accepted accounting principles do not
allow goodwill to be amortized, but require that it be tested for impairment at least annually, or sooner, if there are indications that impairment may
exist.

Projections of amortization are based on asset balances and the interest rate environment that existed at
December 31, 2018.
The Company’s actual experience
may
be significantly different depending upon changes in mortgage interest rates and other market conditions.